[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

August 31, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          Van Kampen Unit Trusts, Municipal Series 1076

File No. 333-179359 CIK #1541246

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on August 26, 2020.

Very truly yours,

/s/ Craig S. Falduto

Craig S. Falduto

Executive Director, Investment Research

Invesco Capital Markets, Inc.